Cambria Emerging Shareholder Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Brazil - 6.6%
Ambev SA	2,403,107	$6,776,326
Cia de Saneamento de Minas Gerais Copasa MG	781,487	7,568,741
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,127,253	6,395,853
Direcional Engenharia SA	1,950,388	5,188,434
Grupo SBF SA	2,592,154	7,048,354
Petroleo Brasileiro SA - Petrobras	678,678	5,208,646
TIM SA	1,467,987	6,820,062
		45,006,416

China - 22.4%
Bank of Communications Co. Ltd. - Class H	8,032,297	6,909,414
CGN Power Co. Ltd. - Class H (a)	17,998,932	7,510,979
China Coal Energy Co. Ltd. - Class H	4,835,213	7,074,472
China Feihe Ltd. (a)	6,898,722	3,426,357
China Pacific Insurance Group Co. Ltd. - Class H	1,785,537	9,005,281
China Petroleum & Chemical Corp. - Class H	10,384,069	7,151,251
China Shenhua Energy Co. Ltd. - Class H	1,198,268	6,598,673
Consun Pharmaceutical Group Ltd.	2,767,554	6,401,570
COSCO SHIPPING Holdings Co. Ltd. - Class H	3,008,555	5,276,072
CSPC Pharmaceutical Group Ltd.	6,547,828	8,046,383
ENN Energy Holdings Ltd.	677,324	5,839,374
Fufeng Group Ltd.	6,408,480	6,939,970
Huadian Power International Corp. Ltd. - Class H	14,335,762	7,578,845
JNBY Design Ltd.	3,023,302	7,453,668
Lonking Holdings Ltd.	18,657,952	7,642,688
PetroChina Co. Ltd. - Class H	6,041,050	7,176,168
Sinopec Engineering Group Co. Ltd. - Class H	7,893,505	7,517,528
Sinotruk Hong Kong Ltd.	2,058,794	9,466,325
Zhongsheng Group Holdings Ltd.	3,242,122	4,834,900
Zhuzhou CRRC Times Electric Co. Ltd. - Class H	1,350,457	7,377,978
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	7,281,994	8,174,894
ZTO Express Cayman, Inc.	300,934	6,687,337
		154,090,127

Czech Republic - 3.2%
CEZ AS	119,505	6,873,539
Komercni Banka AS	120,938	7,332,913
Moneta Money Bank AS (a)	761,211	7,636,893
		21,843,345

Greece - 4.0%
Eurobank SA	1,478,691	7,247,712
JUMBO SA	177,079	5,255,928
National Bank of Greece SA	404,994	7,160,112
Piraeus Bank SA	776,427	7,832,099
		27,495,851

Hungary - 0.9%
Magyar Telekom Telecommunications PLC	1,027,141	6,377,683

India - 4.6%
Bank of Baroda	771,696	2,511,709
Coal India Ltd.	829,518	3,974,562
Indian Bank	833,031	8,256,278
Oil & Natural Gas Corp. Ltd.	1,216,332	3,556,403
Oil India Ltd.	1,235,169	6,848,734
Vedanta Ltd.	878,370	6,507,983
		31,655,669

Indonesia - 0.5%
United Tractors Tbk PT	2,296,226	3,563,699

Mexico - 0.7%
Genomma Lab Internacional SAB de CV - Class B	5,230,333	4,977,137

Poland - 5.3%
Alior Bank SA	228,978	7,482,225
Bank Polska Kasa Opieki SA	119,887	7,315,368
Powszechna Kasa Oszczednosci Bank Polski SA	239,806	6,248,590
Powszechny Zaklad Ubezpieczen SA	340,549	6,717,048
XTB SA (a)	370,711	8,847,817
		36,611,048

Russia - 0.0% (b)
Alrosa PJSC (c)(d)	538,800	0	(e)
Federal Grid Co. - Rosseti PJSC (c)(d)	328,200,000	5
Gazprom Neft PJSC (c)(d)	223,200	0	(e)
Gazprom PJSC (c)(d)	423,000	0	(e)
Inter RAO UES PJSC (c)(d)	11,040,000	0	(e)
LUKOIL PJSC (c)(d)	17,160	0	(e)
Magnitogorsk Iron & Steel Works PJSC (c)(d)	1,560,000	0	(e)
NovaBev Group PJSC (c)(d)	162,720	0	(e)
Novolipetsk Steel PJSC (c)(d)	458,400	0	(e)
OGK-2 PJSC (c)(d)	94,200,000	1
Sberbank of Russia PJSC (c)(d)	276,600	0	(e)
Severstal PAO (c)(d)	85,200	0	(e)
Unipro PAO (c)(d)	21,240,000	0	(e)
		6

South Africa - 12.0%
Exxaro Resources Ltd.	397,466	4,536,950
FirstRand Ltd.	1,129,661	6,471,490
Investec Ltd.	804,809	6,549,076
Investec PLC	805,573	6,624,113
Momentum Group Ltd.	3,198,381	7,458,516
Motus Holdings Ltd.	1,040,656	8,211,865
MTN Group Ltd.	673,097	7,539,020
Nedbank Group Ltd.	380,107	6,243,602
Reunert Ltd.	1,882,962	7,192,061
Sanlam Ltd.	1,212,986	7,584,096
Tiger Brands Ltd.	435,992	9,109,173
Truworths International Ltd.	1,322,902	4,921,855
		82,441,817

South Korea - 17.2%
DB Insurance Co. Ltd.	82,598	8,182,906
Doosan Bobcat, Inc.	106,425	4,347,499
GS Holdings Corp.	154,834	7,389,951
Hanmi Semiconductor Co. Ltd.	78,357	11,486,263
HD Construction Equipment Co. Ltd.	118,759	8,927,139
HD Hyundai Co. Ltd.	45,297	7,363,831
KB Financial Group, Inc.	96,615	9,074,856
KEPCO Plant Service & Engineering Co. Ltd. (d)	176,697	6,874,415
Kia Corp.	86,313	9,150,593
KT&G Corp.	75,111	8,030,834
LG Uplus Corp.	521,711	5,799,205
Samsung C&T Corp.	45,419	9,513,567
Samsung Life Insurance Co. Ltd.	60,648	7,933,874
Shinhan Financial Group Co. Ltd.	117,584	6,886,433
Woori Financial Group, Inc.	337,665	7,096,267
		118,057,633

Taiwan - 19.0%
Asustek Computer, Inc.	430,813	6,790,062
Catcher Technology Co. Ltd.	943,118	6,008,744
Chicony Electronics Co. Ltd.	1,770,703	6,583,167
Dimerco Express Corp.	2,668,477	6,673,312
Evergreen Marine Corp. Taiwan Ltd.	1,092,102	6,454,750
Genius Electronic Optical Co. Ltd.	469,640	6,775,232
Holy Stone Enterprise Co. Ltd.	1,600,487	5,314,614
Huaku Development Co. Ltd.	1,858,949	6,291,010
IEI Integration Corp.	2,567,629	5,221,743
ITE Technology, Inc.	1,917,546	7,311,901
L&K Engineering Co. Ltd.	335,920	6,137,718
Powertech Technology, Inc.	928,941	7,497,649
Systex Corp.	1,592,528	5,870,138
TaiDoc Technology Corp.	5,181	22,143
Tong Yang Industry Co. Ltd.	1,393,031	4,847,057
Transcend Information, Inc.	1,116,580	9,455,627
Tripod Technology Corp.	615,749	7,327,550
United Microelectronics Corp.	4,057,169	8,044,720
Utechzone Co. Ltd.	1,720,217	5,848,847
Winstek Semiconductor Co. Ltd.	1,348,354	5,976,974
Wisdom Marine Lines Co. Ltd.	2,574,070	5,782,865
		130,235,823

Thailand - 1.0%
Kasikornbank PCL - NVDR	1,176,947	7,032,132

Turkey - 2.0%
Enerjisa Enerji AS (a)	3,303,995	7,954,751
Turkiye Petrol Rafinerileri AS	980,301	5,518,378
		13,473,129
TOTAL COMMON STOCKS (Cost $513,736,117)		682,861,515

PREFERRED STOCKS - 0.2%	Shares	Value
Brazil - 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes (d)	213,703	1,142,671
TOTAL PREFERRED STOCKS (Cost $875,204)		1,142,671

SHORT-TERM INVESTMENTS – 0.6%	Shares	Value
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 3.60% (f)	4,216,974	4,216,974
TOTAL SHORT-TERM INVESTMENTS (Cost $4,216,974)		4,216,974

TOTAL INVESTMENTS - 100.2% (Cost $518,828,295)		688,221,160
Liabilities in Excess of Other Assets - (0.2)%		(1,405,620)
TOTAL NET ASSETS - 100.0%		$686,815,540
Percentages are stated as a percent of net assets.

NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $35,376,797 or 5.2% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $6 or 0.0% of net assets as of January 31, 2026.

(d)	Non-income producing security.
(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Emerging Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks	$682,861,509	$–	$6	$682,861,515
Preferred Stocks	1,142,671	–	–	1,142,671
Money Market Funds	4,216,974	–	–	4,216,974
Total Investments	$688,221,154	$–	$6	$688,221,160

(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Sector Classification as of January 31, 2026
(% of Total Investments)
Financials	$187,640,820	27.4	%(a)
Industrials	121,436,099	17.8
Information Technology	105,513,231	15.4
Energy	68,571,767	10.0
Consumer Discretionary	64,451,178	9.4
Utilities	43,326,235	6.3
Consumer Staples	27,342,690	4.0
Communication Services	26,535,970	3.9
Health Care	19,447,233	2.9
Materials	13,447,953	2.0
Real Estate	6,291,010	0.9
	$684,004,186	100.0%
Percentages are stated as a percent of total investments, excluding short-term investments.

(a)	To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.